Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2020
Discontinued Operations
Consolidated statements of operations and comprehensive income

Consolidated statements of operations and comprehensive income

	For the year ended December 31,
	2018	2019
	HK$	HK$

Revenues	—	—
Cost of sales	—	—

Gross profit	—	—
Other revenues	16,754	14,398
Selling, general and administrative expenses	(16,660)	(8,879)
Gain on disposal of subsidiaries	171,809	47,845
Interest income	24	—

Profit before income tax	171,927	53,364
Income tax expense	—	—

Profit for the year	171,927	53,364

Other comprehensive income
Exchange gain on translation of financial statements of foreign operations	6,674	—
Income from discontinued operations attributable to shareholders of the Company	178,601	53,364